Technology and content expense (Tables)	12 Months Ended
Dec. 31, 2024
Technology and content expense
Schedule of technology and content expense
Technology and content expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2022	2023	2024
Staff Costs	25,233	17,425	13,434
Technology license and maintenance expenses	27,178	24,103	24,081
Technology and content expense	52,411	41,528	37,515